Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization and Description of Business

Nova Lifestyle, Inc. (“Nova Lifestyle”), formerly known as Stevens Resources, Inc. was incorporated in the State of Nevada on September 9, 2009.

Effective as of June 27, 2011, in anticipation of the Share Exchange Agreement and related transactions described below, the company changed its name from Stevens Resources, Inc. to Nova Lifestyle, Inc. through a merger with its wholly owned, non-operating subsidiary established solely to change its name pursuant to Nevada law. Concurrently with this action, Nova Lifestyle authorized a 5-for-1 forward split of its common stock effective June 27, 2011. Prior to the forward split, Nova Lifestyle had 2,596,000 shares of its common stock outstanding, and, after giving effect to the forward split, it had 12,980,000 shares of its common stock outstanding. The effect of the stock split has been retroactively restated.

On June 30, 2011, Nova Lifestyle entered into and consummated a series of agreements that resulted in the acquisition of all of the ordinary shares of Nova Furniture Limited (“Nova Furniture” or “Nova Furniture BVI”), a corporation organized under the laws of the British Virgin Islands (“BVI”). Pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization dated June 30, 2011 (the “Share Exchange Agreement”), Nova Lifestyle issued 11,920,000 shares of its common stock to the four designee shareholders of Nova Furniture BVI in exchange for their 10,000 ordinary shares of Nova Furniture BVI, consisting of all of its issued and outstanding capital stock. Concurrently with the Share Exchange Agreement and as a condition thereof, Nova Lifestyle entered into an agreement with its former president and director, pursuant to which he returned 10,000,000 shares of Nova Lifestyle’s common stock to Nova Lifestyle for cancelation in exchange for $80,000. The $80,000 was a 90-day note bearing interest at 0.46% per annum payable to the former shareholder. Upon completion of the foregoing transactions, Nova Lifestyle had 14,900,000 shares of its common stock issued and outstanding.

For accounting purposes, the transaction is being accounted for as a recapitalization of Nova Furniture BVI because Nova Furniture BVI’s shareholders own the majority of Nova Lifestyle’s outstanding common stock and exercise significant influence over the operating and financial policies of the consolidated entity and Nova Lifestyle was a non-operating shell prior to the acquisition. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination.

Nova Furniture BVI was incorporated under the laws of the BVI on April 29, 2003, and primarily is engaged in investment in China.

On June 6, 2003 Nova Furniture BVI formed Nova Furniture (Dongguan) Co., Ltd (“Nova Dongguan”) as a wholly foreign owned enterprise incorporated in the Guangdong Province of the People’s Republic of China (“China” or the “PRC”) and primarily engaged in the development, manufacture and sale of furniture.

Effective March 8, 2005, the controlling shareholders of Nova Furniture BVI formed Nova Furniture Holdings Limited (“Nova Holdings BVI”) under the laws of the BVI and transferred all of their equity interest in Nova Furniture BVI to Nova Holdings BVI. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively.

On May 20, 2006, Nova Holdings BVI formed Nova Furniture Macao Commercial Offshore Limited (“Nova Macao”) under the laws of Macao. Nova Macao mainly is engaged in furniture trading with products purchased and imported from Nova Dongguan. As a result, Nova Holdings BVI became the sole shareholder of Nova Macao and Nova Furniture BVI and its subsidiary, Nova Dongguan.

In January 2011, Nova Holdings BVI transferred its equity interest in Nova Macao to Nova Furniture BVI. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively as of the beginning of the first period presented.

In January 2011, Nova Furniture BVI issued an additional 9,998 shares of its capital stock, of which 8,123 shares were issued to Nova Holdings BVI and 1,875 shares were issued to St. Joyal, an unrelated U.S. company incorporated in the State of California and engaged in business development and investment activities. Following this issuance, Nova Holdings BVI held 81.25% and St. Joyal held 18.75% of the equity interests in Nova Furniture BVI. St. Joyal is committed to pay $2.4 million by January 1, 2014, in exchange for its 18.75% equity interest in Nova Furniture BVI. As of June 30, 2011, none of the $2.4 million has been paid.

On March 17, 2011, Nova Dongguan incorporated Nova Dongguan Chinese Style Furniture Museum (“Nova Museum”) under the laws of the PRC and contributed capital of RMB 1 million. Nova Dongguan made an additional capital contribution of RMB 1.13 million on March 29, 2011. Nova Museum is a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China.

The “Company” and “Nova” collectively refer to Nova Lifestyle, the U.S. parent, Nova Furniture BVI, Nova Dongguan, Nova Museum and Nova Macao.

Note 1 - Organization and Description of Business

Nova Furniture Limited (“Nova Furniture BVI”) was incorporated under the laws of the British Virgin Islands (“BVI”) on April 29, 2003, primarily engaged in investment in China.

On June 6, 2003 Nova Furniture BVI formed Dongguan Nova Furniture Co., Ltd (“Nova Dongguan”), which was incorporated in the Guangdong Province of the People’s Republic of China (“PRC”), primarily engaged in the development, manufacture and sale of furniture.

Effective March 8, 2005, the controlling shareholders of Nova Furniture BVI formed another company Nova Furniture Holdings Limited (“Nova Holdings BVI”) under the laws of the BVI, and transferred their equity interest in Nova Furniture BVI into Nova Holdings BVI. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements presented as if the reorganization had occurred retroactively.

On May 20, 2006, Nova Holdings BVI formed Nova Furniture Macao Commercial Offshore Ltd (Nova Macao) in Macao. Nova Macao was mainly engaged in furniture trading with products purchased and imported from Nova Dongguan. As a result, Nova Holdings BVI became the sole shareholder of Nova Macao, Nova Furniture BVI and its subsidiary, Nova Dongguan.

In January 2011, Nova Holdings BVI transferred their equity interest in Nova Macao to Nova Furniture BVI. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements presented as if the reorganization had occurred retroactively as of the beginning of the first period presented.

Nova Furniture BVI, Nova Dongguan and Nova Macao are collectively called Nova or the Company.